Commitments And Contingencies - Additional Information (Details) - EUR (€) € in Millions	12 Months Ended
	Sep. 30, 2025	Sep. 23, 2025
Disclosure of contingent liabilities [abstract]
Purchase price		€ 18.0
Initial planintiff claim amount	€ 94.7
Plaintiff claim amount	€ 41.6